Postretirement Plans (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Postretirement Benefit Plans [Line Items]
Deferred actuarial gains in accumulated other comprehensive income	$ (1,899)
Gains that will be amortized into earnings in 2012	(184)
Postretirement Plans [Member]
Postretirement Benefit Plans [Line Items]
Deferred actuarial gains in accumulated other comprehensive income	84
Gains that will be amortized into earnings in 2012	10
Discount rates used in measuring benefit obligations	4.25%	4.25%	5.00%
Ultimate Healthcare Cost Trend Rate	8.00%	8.00%
Effect on postretirement expense and benefit obligation from one-percentage-point increase or decrease in assumed health care trend rate	5.00%
Health care cost trend rate, year	2018	2017
Future health care benefit payments in 2012	37
Future health care benefit payments in 2013	37
Future health care benefit payments in 2014	36
Future health care benefit payments in 2015	36
Future health care benefit payments in 2016	34
Total future health care benefit payments over the five years 2017 through 2021	$ 156
Postretirement Plans [Member] | 2017 [Member]
Postretirement Benefit Plans [Line Items]
Health care cost trend rate		5.00%
Postretirement Plans [Member] | 2018 [Member]
Postretirement Benefit Plans [Line Items]
Health care cost trend rate	5.00%